SHARE-BASED COMPENSATION - STOCK OPTION ACTIVITY & OPTION PRICING MODEL (Details)		12 Months Ended
	Dec. 23, 2014 item $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Number of options
Exercised (in shares) | shares		(1,325,241)	(1,325,241)	(8,776,032)	(8,776,032)	0	0
ADS
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)		$ 2.56
Ordinary shares
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)		$ 0.16
Options
Number of options
Granted (in shares) | shares		0	0	0	0	5,734,480	5,734,480
Outstanding at the end of the period (in shares) | shares		11,811,536	11,811,536
Options | Minimum
Weighted average Exercise price
Granted (in dollars per shares)		$ 0.24		$ 0.24		$ 0.24
Options | Maximum
Weighted average Exercise price
Granted (in dollars per shares)		$ 0.53		$ 0.53		$ 0.53
Options | Employees
Number of options
Outstanding at the beginning of the period (in shares) | shares		13,760,054	13,760,054	24,442,758	24,442,758
Vested and expected to vest at the beginning of the period (in shares) | shares		13,760,054	13,760,054	24,442,758	24,442,758
Exercised (in shares) | shares		(1,325,241)	(1,325,241)	(6,980,032)	(6,980,032)
Forfeited (in shares) | shares		(1,496,736)	(1,496,736)	(3,682,672)	(3,682,672)
Outstanding at the end of the period (in shares) | shares		10,938,077	10,938,077	13,760,054	13,760,054	24,442,758	24,442,758
Vested and expected to vest at the end of the period (in shares) | shares		10,938,077	10,938,077	13,760,054	13,760,054	24,442,758	24,442,758
Exercisable at the end of the period (in shares) | shares		10,318,816		9,521,520				10,318,816
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)		$ 0.27		$ 0.32
Vested and expected to vest at the beginning of the period (in dollars per shares)		0.27		0.32
Exercised (in dollars per shares)		0.24		0.37
Forfeited (in dollars per shares)		0.39		0.43
Outstanding at the end of the period (in dollars per shares)		0.25		0.27		$ 0.32
Vested and expected to vest at the end of the period (in dollars per shares)		0.25		0.27		$ 0.32
Exercisable at the end of the period (in dollars per shares)		$ 0.22		$ 0.21
Weighted average remaining contractual term (Years)
Outstanding at the end of the period		4 years 7 months 2 days	4 years 7 months 2 days	5 years 10 months 28 days	5 years 10 months 28 days	7 years 7 months 6 days	7 years 7 months 6 days
Vested and expected to vest at the end of the period		4 years 7 months 2 days	4 years 7 months 2 days	5 years 10 months 28 days	5 years 10 months 28 days	7 years 7 months 6 days	7 years 7 months 6 days
Exercisable at the end of the period		4 years 5 months 23 days	4 years 5 months 23 days	5 years 10 months 28 days	5 years 10 months 28 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars) | $		$ 3,358,000		$ 6,466,000
Vested and expected to vest at the beginning of the period (in dollars) | $		3,358,000		6,466,000
Vested and expected to vest at the end of the period (in dollars) | $		76,000		3,358,000		$ 6,466,000
Exercisable at the end of the period (in dollars) | $		76,000		2,920,000
Outstanding at the end of the period (in dollars) | $		76,000		$ 3,358,000		$ 6,466,000
Total intrinsic value of stock options exercised		451,000	¥ 3,132,000		¥ 29,241,000		¥ 79,729,000
Unrecognized share-based compensation cost (in CNY or dollars)		24,000						¥ 164,000
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor | item	2.8
Risk-free interest rates (as a percent)	2.18%
Expected volatility (as a percent)	55.60%
Expected dividend yield (as a percent)	0.00%
Weighted average fair value of share option (in dollars per share)	$ 0.311
Total fair value of options vested		$ 85,000	¥ 590,000		¥ 3,098,000		¥ 14,064,000
Options | Employees | Minimum
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized		3 months	3 months
Options | Employees | Maximum
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized		1 year	1 year